Unaudited Condensed Consolidated Statement of Operations and Comprehensive (Loss) Income (Parentheticals) - $ / shares	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
(Loss) earnings per share diluted	$ (0.20)	$ 0.03
Weighted average number of shares outstanding diluted	18,515,931	13,000,000